Investment and advances in account of Investment (Details Narrative) - 12 months ended Dec. 31, 2023	$ / shares shares	ILS (₪)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit		₪ 125,000
Escrow deposit		40,000
Loan Agreement [Member] | Mea [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowed amount		₪ 80,000
Par value per share | $ / shares	$ 0.01
Loan Agreement [Member] | Motomova Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares converted | shares	2,162,162
Par value per share | $ / shares	$ 0.01